INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Jun. 30, 2020
INVESTMENT IN JOINT VENTURE [Abstract]
Investments in Joint Venture
The details of the investment are as follows:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Opening balance	227	392	294
Return on investment during the year	-	(96)	(82)
Dividend received during the year	(430)	(420)	(100)
Share of profit for the year	534	351	280
Ending balance	331	227	392

Summarized Financial Information of Joint Venture Accounted for Using Equity Method
Summarized financial information of equity accounted Joint Venture from the financial statements of Lake Ball LLC is as follows:

	For the Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)

Revenue	3,152	2,140	1,558
Profit after tax	1,124	739	589
Other comprehensive income	-	-	-
Total comprehensive income	1,124	739	589